Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 84,854	$ (243)	$ (70,264)	$ 14,347
Balance (in Shares) at Dec. 31, 2021	5,250,518
Share based compensation expense (see Note 13.c)		241		(144)	97
Exercise of options		2			2
Exercise of options (in Shares)	1,000
Issuance of Ordinary Shares in connection with Prospectus Supplement (see Note 13.a.4)		912			912
Issuance of Ordinary Shares in connection with Prospectus Supplement (see Note 13.a.4) (in Shares)	450,000
Net income				1,276	1,276
Balance at Dec. 31, 2022		86,009	(243)	(69,132)	16,634
Balance (in Shares) at Dec. 31, 2022	5,701,518
Share based compensation expense (see Note 13.c)		97			97
Exercise of options		103			103
Exercise of options (in Shares)	46,500
Issuance of Ordinary Shares in connection with Prospectus Supplement (see Note 13.a.4)
Net income				2,005	2,005
Balance at Dec. 31, 2023		86,209	(243)	(67,127)	18,839
Balance (in Shares) at Dec. 31, 2023	5,748,018
Share based compensation expense (see Note 13.c)		74			74
Exercise of options		50			50
Exercise of options (in Shares)	23,333
Issuance of Ordinary Shares		68			68
Issuance of Ordinary Shares (in Shares)	21,208
Net income				2,300	2,300
Balance at Dec. 31, 2024		$ 86,401	$ (243)	$ (64,827)	$ 21,331
Balance (in Shares) at Dec. 31, 2024	5,792,559